American Funds Inflation Linked Bond Fund®
Investment portfolio
August 31, 2024
unaudited

Bonds, notes & other debt instruments 96.43% U.S. Treasury bonds & notes 87.77% U.S. Treasury inflation-protected securities 87.72%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[1]	USD10,432	$10,256
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[1]	39,085	38,722
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[1]	193,084	188,742
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[1,2]	329,000	322,537
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[1]	103,646	101,028
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[1]	217,504	212,017
U.S. Treasury Inflation-Protected Security 2.00% 1/15/2026[1,2]	164,623	163,430
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[1]	207,461	200,113
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[1]	250,340	242,062
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[1]	331,294	319,339
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[1]	389,660	375,307
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2027[1,2]	237,111	239,274
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[1]	654,451	624,341
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[1]	106,399	102,447
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[1]	615,455	614,191
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[1]	610,597	585,180
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028[1]	91,479	91,372
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[1]	82,058	84,450
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029[1]	85,105	82,220
U.S. Treasury Inflation-Protected Security 2.50% 1/15/2029[1]	2,927	3,026
U.S. Treasury Inflation-Protected Security 2.125% 4/15/2029[1]	355,502	362,158
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[1,2]	270,454	253,859
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[1]	601,460	554,873
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030[1]	825,893	758,954
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[1,2]	1,336,011	1,212,958
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[1]	234,438	211,653
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[1]	283,063	252,313
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[1]	512,990	473,533
U.S. Treasury Inflation-Protected Security 1.125% 1/15/2033[1]	189,848	180,653
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034[1]	656,162	654,272
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2040[1]	65,410	67,041
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[1]	62,406	64,050
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[1]	69,519	56,614
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[1]	185,979	145,500
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[1]	87,757	78,314
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2045[1]	149,427	116,820
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[1]	128,410	104,677
U.S. Treasury Inflation-Protected Security 0.875% 2/15/2047[1]	208,110	163,356
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2048[1,2]	331,885	265,925
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[1]	58,181	46,340
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[1]	275,156	177,469
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[1,2]	481,486	294,787
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[1]	379,431	334,657
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[1,2]	511,784	519,906
		11,950,736
American Funds Inflation Linked Bond Fund — Page 1 of 12

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury 0.05%	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 7/31/2028	USD1,732	$1,755
U.S. Treasury 2.00% 8/15/2051	1	— [3]
U.S. Treasury 3.625% 5/15/2053	5,044	4,524
		6,279
Total U.S. Treasury bonds & notes		11,957,015
Corporate bonds, notes & loans 5.23% Health care 1.65%
AbbVie, Inc. 5.40% 3/15/2054	35,000	36,298
Amgen, Inc. 3.00% 2/22/2029	450	425
Amgen, Inc. 4.05% 8/18/2029	15,650	15,367
Amgen, Inc. 4.20% 3/1/2033	13,350	12,786
Amgen, Inc. 5.25% 3/2/2033	16,000	16,450
Amgen, Inc. 4.875% 3/1/2053	10,600	9,752
Amgen, Inc. 5.65% 3/2/2053	28,200	29,025
Bristol-Myers Squibb Co. 5.55% 2/22/2054	28,000	28,927
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	20,000	20,103
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	15,000	15,088
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	40,054	40,280
		224,501
Financials 1.53%
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[4]	7,549	6,428
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[4]	47,594	48,997
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[4]	38,150	39,156
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[4]	11,850	12,341
Kookmin Bank 5.375% 5/8/2027[5]	16,990	17,407
Korea Exchange Bank 5.375% 4/23/2027[5]	7,590	7,776
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[4]	13,000	13,486
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 5.33% 7/2/2027[6]	13,000	13,105
Nomura Holdings, Inc. 5.783% 7/3/2034	9,200	9,558
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[4]	20,000	20,521
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[4]	19,314	19,513
		208,288
Industrials 1.13%
Boeing Co. 3.625% 2/1/2031	3,403	3,080
Boeing Co. 6.388% 5/1/2031[5]	1,246	1,313
Boeing Co. 6.528% 5/1/2034[5]	11,009	11,667
Boeing Co. 5.805% 5/1/2050	15,290	14,443
Boeing Co. 6.858% 5/1/2054[5]	30,567	32,943
Boeing Co. 7.008% 5/1/2064[5]	15,999	17,248
LG Energy Solution, Ltd. 5.375% 7/2/2027[5]	20,865	21,055
LG Energy Solution, Ltd. 5.375% 7/2/2029[5]	26,000	26,391
LG Energy Solution, Ltd. 5.50% 7/2/2034[5]	26,000	26,404
		154,544
Energy 0.32%
MPLX, LP 4.70% 4/15/2048	10,000	8,619
Petroleos Mexicanos 7.47% 11/12/2026	MXN30	1
Qatar Energy 2.25% 7/12/2031[5]	USD17,300	15,119
American Funds Inflation Linked Bond Fund — Page 2 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Qatar Energy 3.125% 7/12/2041[5]	USD13,495	$10,690
Qatar Energy 3.30% 7/12/2051[5]	12,200	9,121
		43,550
Consumer discretionary 0.30%
Ford Motor Credit Co., LLC 5.80% 3/8/2029	24,080	24,551
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[5]	14,490	14,827
Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	1,476	1,258
		40,636
Communication services 0.22%
SBA Tower Trust 1.631% 11/15/2026[5]	22,469	20,845
Tencent Holdings, Ltd. 2.39% 6/3/2030	11,207	10,007
		30,852
Utilities 0.08%
China Huaneng Group Co., Ltd., 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[4]	10,424	10,513
Total corporate bonds, notes & loans		712,884
Bonds & notes of governments & government agencies outside the U.S. 1.32%
Colombia (Republic of) 5.00% 6/15/2045	600	437
Hungary (Republic of) 2.125% 9/22/2031[5]	13,860	11,460
Hungary (Republic of) 3.125% 9/21/2051[5]	17,300	11,489
Japan, Series 20, 0.10% 3/10/2025[1]	JPY4,679,250	32,315
Japan, Series 24, 0.10% 3/10/2029[1]	114,024	824
PETRONAS Capital, Ltd. 3.50% 4/21/2030[5]	USD5,490	5,212
PETRONAS Capital, Ltd. 4.55% 4/21/2050[5]	5,775	5,270
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	25,205	25,925
Spain (Kingdom of) 1.25% 10/31/2030	EUR20,861	21,140
United Kingdom 0.125% 8/10/2041[1]	GBP11,119	12,525
United Mexican States, Series M20, 10.00% 12/5/2024	MXN110,000	5,565
United Mexican States, Series M, 5.75% 3/5/2026	521,500	24,845
United Mexican States, Series M, 7.50% 6/3/2027	110,000	5,285
United Mexican States, Series M, 8.00% 11/7/2047	418,544	17,347
		179,639
Asset-backed obligations 1.24%
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.495% 7/27/2030[5,6,7]	USD776	776
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,7]	4,673	4,494
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[5,7]	746	666
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[5,7]	15,589	15,780
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[5,7]	1,424	1,428
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.543% 4/15/2028[5,6,7]	1,461	1,461
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[5,7]	6,093	5,863
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,7]	17,162	16,196
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[5,7]	2,354	2,231
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[5,7]	14,287	13,372
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[5,7]	9,442	9,452
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[5,7,8]	17,780	17,780
Hertz Vehicle Financing, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[5,7]	3,660	3,625
Hertz Vehicle Financing, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[5,7]	519	515
American Funds Inflation Linked Bond Fund — Page 3 of 12

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[5,7]	USD8,811	$8,244
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[5,7]	5,925	5,516
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[5,7]	826	765
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.544% 7/21/2030[5,6,7]	5,026	5,032
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[5,7]	4,815	4,326
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[5,7]	6,303	5,844
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.516% 7/25/2030[5,6,7]	1,644	1,645
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.644% 7/20/2031[5,6,7]	2,869	2,873
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[5,7]	3,055	3,060
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.503% 10/15/2030[5,6,7]	2,954	2,955
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[5,7]	4,022	4,013
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.643% 4/15/2030[5,6,7]	877	877
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[5,7]	9,506	9,091
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[5,7]	6,132	5,707
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[5,7]	4,604	4,362
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[5,7]	2,308	2,121
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[5,7]	4,139	3,888
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[5,7]	1,204	1,207
World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43% 12/17/2029[7]	4,297	4,302
		169,467
Municipals 0.46% California 0.10%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	6,385	6,215
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	7,840	7,288
		13,503
Florida 0.10%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	15,236	13,444
Ohio 0.16%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,865	21,670
Wisconsin 0.10%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	14,535	14,329
Total municipals		62,946
American Funds Inflation Linked Bond Fund — Page 4 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 0.38% Collateralized mortgage-backed obligations (privately originated) 0.36%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,5,7]	USD2,576	$2,444
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.242% 11/25/2055[5,6,7]	12,120	12,127
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[5,7]	22,486	20,835
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[5,7]	14,567	13,135
		48,541
Commercial mortgage-backed securities 0.02%
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.729% 5/15/2039[5,6,7]	3,539	3,525
Total mortgage-backed obligations		52,066
Federal agency bonds & notes 0.03%
Korea Gas Corp. 5.00% 7/8/2029[5]	3,756	3,858
Total bonds, notes & other debt instruments (cost: $14,312,212,000)		13,137,875
Short-term securities 3.21% Money market investments 3.21%	Shares
Capital Group Central Cash Fund 5.30%[9,10]	4,375,378	437,669
Total short-term securities (cost: $437,563,000)		437,669
Options purchased (equity style) 0.08%
Options purchased (equity style)*		10,052
Total options purchased (equity style) (cost: $4,017,000)		10,052
Total investment securities 99.72% (cost: $14,753,792,000)		13,585,596
Total options written† (0.03)% (premium received: $1,077,000)		(3,641)
Other assets less liabilities 0.31%		41,841
Net assets 100.00%		$13,623,796
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2024 (000)
Call
3 Month SOFR Futures Option	2,884	12/13/2024	USD96.50	USD721,000	$3,479
3 Month SOFR Futures Option	9,230	6/13/2025	97.00	2,307,500	6,115
3 Month SOFR Futures Option	1,882	6/13/2025	98.00	470,500	458
					$10,052
American Funds Inflation Linked Bond Fund — Page 5 of 12

unaudited
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2024 (000)
Call
3 Month SOFR Futures Option	2,884	12/13/2024	USD96.50	USD721,000	$(3,641)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2024 (000)
30 Day Federal Funds Futures	Long	7,698	11/1/2024	USD3,047,208	$(207)
3 Month SOFR Futures	Long	36,109	9/18/2024	8,542,261	(17,913)
3 Month SOFR Futures	Long	5,602	3/19/2025	1,340,909	9,373
3 Month SOFR Futures	Long	15,739	6/18/2025	3,787,000	8,911
3 Month SOFR Futures	Short	17,958	6/17/2026	(4,349,428)	(8,465)
3 Month SOFR Futures	Short	3,920	9/16/2026	(949,669)	(3,755)
2 Year U.S. Treasury Note Futures	Long	24,646	1/6/2025	5,115,200	(4,454)
5 Year U.S Treasury Note Futures	Short	3,515	12/31/2024	(384,536)	730
10 Year Euro-Bund Futures	Long	2,786	9/10/2024	412,395	7,116
10 Year Italy Government Bond Futures	Short	2,425	9/10/2024	(318,642)	(6,244)
10 Year Japanese Government Bond Futures	Short	750	9/20/2024	(742,458)	(5,814)
10 Year U.S. Treasury Note Futures	Short	6,054	12/31/2024	(687,507)	3,169
10 Year Ultra U.S. Treasury Note Futures	Short	11,119	12/31/2024	(1,305,788)	9,221
20 Year U.S. Treasury Bond Futures	Long	2,229	12/31/2024	274,446	(3,243)
30 Year Euro-Buxl Futures	Long	58	9/10/2024	8,625	400
30 Year Ultra U.S. Treasury Bond Futures	Short	5,508	12/31/2024	(726,712)	10,510
					$(665)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 8/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	62,112	JPY	8,839,489	UBS AG	9/9/2024	$1,558
USD	33,218	MXN	627,826	Morgan Stanley	9/13/2024	1,410
USD	24,541	MXN	460,000	Morgan Stanley	9/19/2024	1,257
JPY	2,575,615	USD	17,376	Morgan Stanley	9/20/2024	297
USD	7,172	JPY	1,063,172	Morgan Stanley	9/20/2024	(123)
USD	73,486	EUR	66,007	Goldman Sachs	10/4/2024	404
USD	10,614	GBP	8,151	BNP Paribas	10/4/2024	(94)
EUR	46,432	USD	51,671	Morgan Stanley	10/10/2024	(247)
						$4,462
American Funds Inflation Linked Bond Fund — Page 6 of 12

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	2.8471%	At maturity	9/12/2024	USD564,357	$1,708	$—	$1,708
U.S. Urban CPI	At maturity	2.73%	At maturity	9/29/2024	564,721	3,491	—	3,491
U.S. Urban CPI	At maturity	3.127%	At maturity	10/1/2024	976,700	(1,820)	—	(1,820)
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	9,964,900	(711)	—	(711)
U.S. Urban CPI	At maturity	2.0233%	At maturity	2/6/2025	394,800	1,040	—	1,040
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,300	5,032	—	5,032
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,300	5,030	—	5,030
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,539	5,718	—	5,718
SOFR	Annual	3.916%	Annual	7/11/2025	259,600	1,043	—	1,043
4.8189%	Annual	SOFR	Annual	8/25/2025	300,000	1,568	—	1,568
4.8195%	Annual	SOFR	Annual	9/1/2025	499,900	2,766	—	2,766
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR311,900	(14,477)	—	(14,477)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	311,900	(14,506)	—	(14,506)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD479,772	1,116	—	1,116
4.184%	Annual	SOFR	Annual	1/10/2026	479,772	993	—	993
4.2045%	Annual	SOFR	Annual	1/10/2026	26,456	62	—	62
4.27%	Annual	SOFR	Annual	2/16/2026	244,880	1,022	—	1,022
4.265%	Annual	SOFR	Annual	2/16/2026	121,528	499	—	499
4.3035%	Annual	SOFR	Annual	2/17/2026	72,950	340	—	340
4.2675%	Annual	SOFR	Annual	2/17/2026	70,420	292	—	292
4.2515%	Annual	SOFR	Annual	2/17/2026	72,242	284	—	284
4.3005%	Annual	SOFR	Annual	2/17/2026	50,589	233	—	233
4.288%	Annual	SOFR	Annual	2/17/2026	51,392	228	—	228
4.56%	Annual	SOFR	Annual	3/1/2026	713,000	6,216	—	6,216
4.568%	Annual	SOFR	Annual	3/1/2026	700,600	6,188	—	6,188
4.28066%	Annual	SOFR	Annual	3/31/2026	594,500	3,415	—	3,415
4.26959%	Annual	SOFR	Annual	3/31/2026	576,200	3,213	—	3,213
4.9005%	Annual	SOFR	Annual	4/17/2026	374,000	5,875	—	5,875
4.8755%	Annual	SOFR	Annual	4/18/2026	620,000	9,580	—	9,580
4.659%	Annual	SOFR	Annual	5/17/2026	1,503,500	19,830	—	19,830
SOFR	Annual	4.5265%	Annual	6/18/2026	250,000	(3,046)	—	(3,046)
SOFR	Annual	4.528%	Annual	6/18/2026	250,000	(3,052)	—	(3,052)
SOFR	Annual	4.5335%	Annual	6/18/2026	500,000	(6,151)	—	(6,151)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY3,447,100	224	(7)	231
3.535%	Annual	SOFR	Annual	1/23/2027	USD483,000	1,490	—	1,490
3.5405%	Annual	SOFR	Annual	1/23/2027	445,800	1,422	—	1,422
3.53%	Annual	SOFR	Annual	1/23/2027	269,300	805	—	805
3.7645%	Annual	SOFR	Annual	2/20/2027	620,900	5,135	—	5,135
3.761%	Annual	SOFR	Annual	2/20/2027	310,800	2,550	—	2,550
SOFR	Annual	3.232%	Annual	3/30/2027	110,600	1,031	—	1,031
U.S. Urban CPI	At maturity	2.87%	At maturity	7/27/2027	1,000	(4)	—	(4)
2.5895%	Annual	SOFR	Annual	7/27/2027	1,000	(26)	—	(26)
U.S. EFFR	Annual	2.045%	Annual	11/2/2027	33,700	1,432	—	1,432
3.45%	Annual	SOFR	Annual	2/1/2028	192,300	(324)	—	(324)
3.47%	Annual	SOFR	Annual	2/2/2028	50,700	(53)	—	(53)
3.624%	Annual	SOFR	Annual	2/20/2028	550,200	4,937	—	4,937
3.616%	Annual	SOFR	Annual	2/20/2028	264,500	2,335	—	2,335
3.6475%	Annual	SOFR	Annual	2/27/2028	1,288,700	12,100	—	12,100
American Funds Inflation Linked Bond Fund — Page 7 of 12

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.16%	Annual	SOFR	Annual	6/20/2028	USD78,500	$(858)	$—	$(858)
SOFR	Annual	3.528%	Annual	1/29/2030	144,300	(1,619)	—	(1,619)
SOFR	Annual	3.529%	Annual	1/29/2030	176,500	(1,989)	—	(1,989)
SOFR	Annual	3.5485%	Annual	1/29/2030	191,700	(2,329)	—	(2,329)
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN775,250	3,679	—	3,679
3.18%	Annual	SOFR	Annual	4/17/2030	USD66,800	(803)	—	(803)
3.275%	Annual	SOFR	Annual	4/18/2030	66,800	(480)	—	(480)
3.353%	Annual	SOFR	Annual	4/19/2030	66,800	(216)	—	(216)
3.342%	Annual	SOFR	Annual	4/19/2030	66,800	(253)	—	(253)
3.344%	Annual	SOFR	Annual	4/20/2030	66,800	(246)	—	(246)
3.128%	Annual	SOFR	Annual	4/28/2030	66,700	(982)	—	(982)
3.285%	Annual	SOFR	Annual	5/1/2030	66,700	(447)	—	(447)
3.259%	Annual	SOFR	Annual	5/1/2030	66,800	(536)	—	(536)
3.186%	Annual	SOFR	Annual	5/9/2030	66,800	(787)	—	(787)
3.215%	Annual	SOFR	Annual	5/10/2030	66,700	(688)	—	(688)
3.29%	Annual	SOFR	Annual	5/19/2030	80,000	(517)	—	(517)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	118,200	17,629	—	17,629
SOFR	Annual	3.055%	Annual	4/6/2031	54,100	1,144	—	1,144
SOFR	Annual	3.2903%	Annual	1/12/2033	235,000	2,375	—	2,375
SOFR	Annual	3.4815%	Annual	2/17/2033	284,000	(1,046)	—	(1,046)
SOFR	Annual	3.501%	Annual	2/17/2033	284,000	(1,450)	—	(1,450)
3.2545%	Annual	SOFR	Annual	5/18/2033	346,000	(4,634)	—	(4,634)
SOFR	Annual	3.10%	Annual	6/20/2033	42,300	1,068	—	1,068
SOFR	Annual	4.061%	Annual	8/24/2033	140,000	(6,751)	—	(6,751)
SOFR	Annual	3.9519%	Annual	8/25/2033	140,000	(5,577)	—	(5,577)
SOFR	Annual	3.8275%	Annual	9/1/2033	114,700	(3,476)	—	(3,476)
SOFR	Annual	3.175%	Annual	2/1/2038	106,900	2,662	—	2,662
SOFR	Annual	2.99%	Annual	2/2/2038	32,000	1,241	—	1,241
3.616%	Annual	SOFR	Annual	8/5/2044	105,700	1,353	—	1,353
3.561%	Annual	SOFR	Annual	8/9/2044	90,500	448	—	448
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	30,300	14,128	—	14,128
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	13,870	6,498	—	6,498
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	12,500	5,833	—	5,833
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR22,000	10,769	—	10,769
2.92%	Annual	SOFR	Annual	10/19/2050	USD20,500	(1,844)	—	(1,844)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR51,650	26,321	—	26,321
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	51,920	25,937	—	25,937
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	56,080	28,051	—	28,051
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(10,196)	—	(10,196)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(10,377)	—	(10,377)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	32,325	(12,360)	—	(12,360)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD35,399	2,532	—	2,532
SOFR	Annual	3.02%	Annual	1/12/2053	35,400	2,495	—	2,495
SOFR	Annual	2.974%	Annual	4/17/2053	21,000	1,647	—	1,647
SOFR	Annual	3.044%	Annual	4/18/2053	21,100	1,387	—	1,387
SOFR	Annual	3.0875%	Annual	4/19/2053	21,100	1,221	—	1,221
SOFR	Annual	3.1035%	Annual	4/19/2053	21,200	1,166	—	1,166
SOFR	Annual	3.0895%	Annual	4/20/2053	21,100	1,213	—	1,213
American Funds Inflation Linked Bond Fund — Page 8 of 12

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	2.9405%	Annual	4/28/2053	USD21,200	$1,790	$—	$1,790
SOFR	Annual	3.0535%	Annual	5/1/2053	42,300	2,706	—	2,706
SOFR	Annual	3.085%	Annual	5/9/2053	21,300	1,240	—	1,240
SOFR	Annual	3.1135%	Annual	5/10/2053	21,300	1,130	—	1,130
SOFR	Annual	3.1605%	Annual	5/19/2053	25,500	1,134	—	1,134
SOFR	Annual	3.6815%	Annual	2/20/2054	88,300	(4,678)	—	(4,678)
SOFR	Annual	3.6765%	Annual	2/20/2054	100,908	(5,253)	—	(5,253)
SOFR	Annual	3.7205%	Annual	2/21/2054	73,792	(4,441)	—	(4,441)
SOFR	Annual	3.678%	Annual	7/10/2054	50,000	(2,705)	—	(2,705)
SOFR	Annual	3.47875%	Annual	8/5/2054	80,500	(1,403)	—	(1,403)
SOFR	Annual	3.415%	Annual	8/9/2054	68,900	(389)	—	(389)
						$155,540	$(7)	$155,547
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD5,286,116	$(117,304)	$(116,209)	$(1,096)
Investments in affiliates10

	Value at 12/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.21%
Money market investments 3.21%
Capital Group Central Cash Fund 5.30%[9]	$253,496	$3,064,971	$2,880,594	$(310)	$106	$437,669	$17,496

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $242,294,000, which represented 1.78% of the net assets of the fund.
[3]	Amount less than one thousand.
[4]	Step bond; coupon rate may change at a later date.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $488,584,000, which represented 3.59% of the net assets of the fund.

[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Value determined using significant unobservable inputs.
[9]	Rate represents the seven-day yield at 8/31/2024.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Inflation Linked Bond Fund — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $8,838,714,000. The average month-end notional amount of futures contracts while held was $24,938,115,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $548,124,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $20,063,591,000 and $4,109,757,000, respectively.
American Funds Inflation Linked Bond Fund — Page 10 of 12

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$11,957,015	$—	$11,957,015
Corporate bonds, notes & loans	—	712,884	—	712,884
Bonds & notes of governments & government agencies outside the U.S.	—	179,639	—	179,639
Asset-backed obligations	—	151,687	17,780	169,467
Municipals	—	62,946	—	62,946
Mortgage-backed obligations	—	52,066	—	52,066
Federal agency bonds & notes	—	3,858	—	3,858
Short-term securities	437,669	—	—	437,669
Options purchased on futures (equity style)	10,052	—	—	10,052
Total	$447,721	$13,120,095	$17,780	$13,585,596

American Funds Inflation Linked Bond Fund — Page 11 of 12

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$49,430	$—	$—	$49,430
Unrealized appreciation on open forward currency contracts	—	4,926	—	4,926
Unrealized appreciation on centrally cleared interest rate swaps	—	289,047	—	289,047
Liabilities:
Value of options written	(3,641)	—	—	(3,641)
Unrealized depreciation on futures contracts	(50,095)	—	—	(50,095)
Unrealized depreciation on open forward currency contracts	—	(464)	—	(464)
Unrealized depreciation on centrally cleared interest rate swaps	—	(133,500)	—	(133,500)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,096)	—	(1,096)
Total	$(4,306)	$158,913	$—	$154,607
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
GBP = British pounds
JPY = Japanese yen
MXN = Mexican pesos

Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TIIE = Equilibrium Interbank Interest Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-060-1024
American Funds Inflation Linked Bond Fund — Page 12 of 12